UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Davidson Multi Cap Equity Fund
Class A | DFMAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.davidsonmutualfunds.com/. You can also request this information by contacting us at 1-877-332-0529.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	1.15%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$137,285,003
Number of Holdings	50
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of net assets)
Information Technology	28.8%
Financials	11.2%
Communication Services	11.1%
Health Care	10.9%
Consumer Discretionary	10.0%
Industrials	9.7%
Real Estate	4.6%
Consumer Staples	4.1%
Energy	2.9%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Alphabet, Inc.	5.2%
Microsoft Corp.	4.5%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.3%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.5%
Citigroup, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Meta Platforms, Inc.	2.6%
RTX Corp.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-SAR-007989239

Davidson Multi Cap Equity Fund
Class I | DFMIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.davidsonmutualfunds.com/. You can also request this information by contacting us at 1-877-332-0529.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.90%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$137,285,003
Number of Holdings	50
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of net assets)
Information Technology	28.8%
Financials	11.2%
Communication Services	11.1%
Health Care	10.9%
Consumer Discretionary	10.0%
Industrials	9.7%
Real Estate	4.6%
Consumer Staples	4.1%
Energy	2.9%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Alphabet, Inc.	5.2%
Microsoft Corp.	4.5%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.3%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.5%
Citigroup, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Meta Platforms, Inc.	2.6%
RTX Corp.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.davidsonmutualfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Davidson Investment Advisors, Inc. documents not be householded, please contact Davidson Investment Advisors, Inc. at 1-877-332-0529, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Davidson Investment Advisors, Inc. or your financial intermediary.
Davidson Multi Cap Equity Fund	PAGE 1	TSR-SAR-00770X725

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

DAVIDSON MULTI-CAP EQUITY FUND
Core Financial Statements
December 31, 2025

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Aerospace & Defense — 2.4%
RTX Corp.	17,998	$3,300,833
Air Freight & Logistics — 1.8%
FedEx Corp.	8,380	2,420,647
Banks — 4.2%
Citigroup, Inc.	40,095	4,678,686
WaFd, Inc.	33,005	1,057,150
		5,735,836
Beverages — 1.3%
Constellation Brands, Inc. - Class A	12,947	1,786,168
Biotechnology — 2.1%
Vertex Pharmaceuticals, Inc.(a)	6,260	2,838,034
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	25,488	5,883,140
Capital Markets — 2.1%
Goldman Sachs Group, Inc.	3,240	2,847,960
Chemicals — 2.1%
Corteva, Inc.	24,727	1,657,451
HB Fuller Co.	21,290	1,265,903
		2,923,354
Communications Equipment — 1.9%
Arista Networks, Inc.(a)	20,138	2,638,682
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	26,095	2,907,244
Electric Utilities — 1.3%
Exelon Corp.	40,120	1,748,831
Electrical Equipment — 1.9%
Eaton Corp. PLC	8,296	2,642,359
Entertainment — 1.8%
Netflix, Inc.(a)	26,667	2,500,298
Financial Services — 3.4%
PayPal Holdings, Inc.(a)	27,701	1,617,184
Visa, Inc. - Class A	8,708	3,053,983
		4,671,167
Health Care Equipment & Supplies — 3.2%
Becton, Dickinson & Co.	11,472	2,226,371
Medtronic PLC	22,196	2,132,148
		4,358,519

The accompanying notes are an integral part of these financial statements.

1

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — 2.9%
Cigna Group	6,000	$1,651,380
Labcorp Holdings, Inc.	9,347	2,344,975
		3,996,355
Hotels, Restaurants & Leisure — 2.0%
Hyatt Hotels Corp. - Class A	17,575	2,817,624
Industrial Conglomerates — 1.7%
Honeywell International, Inc.	11,796	2,301,282
Insurance — 1.5%
Progressive Corp.	9,008	2,051,302
Interactive Media & Services — 7.8%
Alphabet, Inc. - Class C	22,945	7,200,141
Meta Platforms, Inc. - Class A	5,312	3,506,398
		10,706,539
Machinery — 1.9%
Otis Worldwide Corp.	29,931	2,614,473
Multi-Utilities — 1.4%
Sempra	21,296	1,880,224
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	14,020	2,136,788
EOG Resources, Inc.	18,131	1,903,936
		4,040,724
Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	34,702	927,584
Pharmaceuticals — 2.7%
AstraZeneca PLC - ADR	23,396	2,150,794
Bristol-Myers Squibb Co.	29,591	1,596,139
		3,746,933
Semiconductors & Semiconductor Equipment — 11.4%
Broadcom, Inc.	13,988	4,841,247
NVIDIA Corp.	28,976	5,404,024
Silicon Laboratories, Inc.(a)	14,228	1,859,600
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,780	3,579,824
		15,684,695
Software — 11.1%
Dynatrace, Inc.(a)	43,690	1,893,524
Fortinet, Inc.(a)	26,663	2,117,309
Intuit, Inc.	4,262	2,823,234
Microsoft Corp.	12,702	6,142,941
Salesforce, Inc.	8,415	2,229,218
		15,206,226

The accompanying notes are an integral part of these financial statements.

2

DAVIDSON MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 1.6%
Home Depot, Inc.	6,468	$2,225,639
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	22,064	5,998,319
Textiles, Apparel & Luxury Goods — 2.0%
Gildan Activewear, Inc.	44,341	2,769,539
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.	9,757	1,981,061
TOTAL COMMON STOCKS (Cost $65,413,416)		128,151,591
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.6%
Mortgage REITs — 2.1%
AGNC Investment Corp.	270,857	2,903,587
Residential REITs — 1.3%
Camden Property Trust	15,866	1,746,530
Specialized REITs — 1.2%
CubeSmart	46,785	1,686,599
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,177,900)		6,336,716
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
First American Government Obligations Fund - Class X, 4.19%(b)	2,833,596	2,833,596
TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,596)		2,833,596
TOTAL INVESTMENTS — 100.0% (Cost $73,424,912)		$137,321,903
Liabilities in Excess of Other Assets — (0.0)%(c)		(36,900)
TOTAL NET ASSETS — 100.0%		$137,285,003

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (identified cost $73,424,912)	$137,321,903
Receivables
Fund shares sold	42,878
Dividends and interest	120,427
Prepaid expenses	23,271
Total assets	137,508,479
LIABILITIES:
Payables
Advisory fee (Note 4)	70,700
Administration fees	51,444
12b-1 distribution fees - Class A	40,974
Transfer agent fees and expenses	21,289
Trustee fees and expenses	11,601
Audit fees	11,393
Chief Compliance Officer fees	3,812
Fund shares redeemed	3,399
Shareholder reporting	3,302
Fund accounting fees	471
Legal fees	313
Other expenses	4,778
Total liabilities	223,476
NET ASSETS	$137,285,003
COMPONENTS OF NET ASSETS:
Paid-in capital	$67,101,706
Total distributable earnings	70,183,297
Net assets	$137,285,003
CALCULATION OF NET ASSET VALUE PER SHARE:
Class A
Net assets applicable to shares outstanding	$63,287,299
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,786,739
Net asset value and redemption price per share	$35.42
Maximum offering price per share (Net asset value per share divided by 96.50%)	$36.70
Class I
Net assets applicable to shares outstanding	$73,997,704
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,092,000
Net asset value and redemption price per share	$35.37

The accompanying notes are an integral part of these financial statements.

4

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENT OF OPERATIONS
for the Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (net of withholding taxes and issuance fees of $7,915)	$1,075,503
Interest	36,798
Total investment income	1,112,301
EXPENSES:
Advisory fees (Note 4)	476,156
Administration fees (Note 4)	96,438
12b-1 distribution fees - Class A (Note 5)	82,391
Transfer agent fees and expenses (Note 4)	40,314
Federal and state registration fees	18,623
Audit fees	11,393
Trustee fees and expenses	9,394
Custody fees (Note 4)	7,803
Chief Compliance Officer fee (Note 4)	7,562
Reports to shareholders	5,336
Legal fees	4,012
Insurance expense	1,133
Fund accounting fees (Note 4)	938
Other expenses	7,857
Total expenses before advisory fee waiver and expense reimbursement	769,350
Less: advisory fee waiver and expense reimbursement (Note 4)	(27,667)
Net expenses	741,683
Net investment income	370,618
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND REDEMPTION IN-KIND:
Net realized gain on investments	9,669,847
Net realized gain on redemption in-kind	1,338,576
Net change in unrealized appreciation/(depreciation) on investments	(2,953,657)
Net realized and unrealized gain on investments and redemption in-kind	8,054,766
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,425,384

The accompanying notes are an integral part of these financial statements.

5

DAVIDSON MULTI-CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$370,618	$897,457
Net realized gain on investments	9,669,847	4,215,362
Net realized gain on redemption in-kind	1,338,576	1,282,128
Net change in unrealized appreciation/(depreciation) on investments	(2,953,657)	10,640,621
Net increase in net assets resulting from operations	8,425,384	17,035,568
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Class A	(4,480,986)	(1,002,404)
Net dividends and distributions to shareholders - Class I	(5,432,452)	(1,287,505)
Total distributions to shareholders	(9,913,438)	(2,289,909)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets derived from net change in outstanding shares(a)	(7,719,842)	(5,192,275)
Total increase/(decrease) in net assets	(9,207,896)	9,553,384
NET ASSETS:
Beginning of period	146,492,899	136,939,515
End of period	$137,285,003	$146,492,899

(a)	A summary of share transactions can be found below.

	Class A
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	22,883	$827,825	57,304	$1,951,157
Shares issued on reinvestments of distributions	110,046	3,898,936	25,601	896,287
Shares redeemed	(149,510)	(5,579,935)	(301,031)	(10,217,240)
Net decrease	(16,581)	$(853,174)	(218,126)	$(7,369,796)

	Class I
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	121,380	$4,382,176	265,571	$8,963,606
Shares issued on reinvestments of distributions	99,942	3,535,943	24,935	871,732
Shares redeemed	(397,282)	(14,784,787)	(230,067)	(7,657,817)
Net increase/(decrease)	(175,960)	$(6,866,668)	60,439	$2,177,521

The accompanying notes are an integral part of these financial statements.

6

DAVIDSON MULTI-CAP EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.98	$32.39	$28.60	$27.65	$32.80	$24.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.07	0.17	0.17	0.08	0.05	0.13
Net realized and unrealized gain/(loss) on investments	1.89	3.94	4.25	3.83	(2.29)	10.98
Total from investment operations	1.96	4.11	4.42	3.91	(2.24)	11.11
LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.09)	(0.10)	(0.07)	(0.07)	(0.13)
From net realized gain on investments	(2.24)	(0.43)	(0.53)	(2.89)	(2.84)	(3.17)
Total distributions	(2.52)	(0.52)	(0.63)	(2.96)	(2.91)	(3.30)
Redemption fees retained*	—	—	0.00^#	—	0.00^#	—
Net asset value, end of period	$35.42	$35.98	$32.39	$28.60	$27.65	$32.80
Total return	5.84%‡	12.72%	15.75%	14.98%	−8.10%	47.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 63,287	$ 64,888	$ 65,476	$ 60,926	$ 65,143	$ 79,939
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.19%†	1.26%	1.28%	1.30%	1.26%	1.26%
After fee waivers and expense reimbursement	1.15%†	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.33%†	0.40%	0.45%	0.12%	0.04%	0.33%
After fee waivers and expense reimbursement	0.37%†	0.51%	0.58%	0.27%	0.15%	0.44%
Portfolio turnover rate	5.45%‡	15.93%	29.02%	16.44%	15.60%	25.04%

^	Based on average shares outstanding.
#	Amount is less than $0.01 per share.
†	Annualized.
‡	Not annualized.
*	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023 a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

7

Davidson Multi-Cap Equity Fund - Class I
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.98	$32.37	$28.59	$27.65	$32.80	$24.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.12	0.26	0.25	0.15	0.13	0.20
Net realized and unrealized gain/(loss) on investments	1.89	3.94	4.23	3.83	(2.29)	10.98
Total from investment operations	2.01	4.20	4.48	3.98	(2.16)	11.18
LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.16)	(0.17)	(0.15)	(0.15)	(0.20)
From net realized gain on investments	(2.24)	(0.43)	(0.53)	(2.89)	(2.84)	(3.17)
Total distributions	(2.62)	(0.59)	(0.70)	(3.04)	(2.99)	(3.37)
Redemption fees retained*	—	—	0.00^#	—	0.00^#	—
Net asset value, end of period	$35.37	$35.98	$32.37	$28.59	$27.65	$32.80
Total return	5.97%‡	13.01%	16.02%	15.28%	−7.87%	47.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$ 73,998	$ 81,605	$ 71,464	$ 51,828	$ 46,307	$ 54,106
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	0.94%†	1.01%	1.03%	1.05%	1.01%	1.01%
After fee waivers and expense reimbursement	0.90%†	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.58%†	0.65%	0.70%	0.38%	0.29%	0.58%
After fee waivers and expense reimbursement	0.62%†	0.76%	0.83%	0.53%	0.40%	0.69%
Portfolio turnover rate	5.45%‡	15.93%	29.02%	16.44%	15.60%	25.04%

^	Based on average shares outstanding.
#	Amount is less than $0.01 per share.
†	Annualized.
‡	Not annualized.
*	Effective October 28, 2023, the Fund does not charge redemption fees. Prior to October 28, 2023 a redemption fee of 1.00% was assessed against shares held for seven calendar days or less.
The accompanying notes are an integral part of these financial statements.

8

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively. Class A shares are subject to a maximum front-end sales load of 3.50%, which decreases depending on the amount invested.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on the tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a last-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax

9

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective October 28, 2023, the Fund does not charge a redemption fee. Prior to October 28, 2023, the Fund charged a 1.00% redemption fee to shareholders who redeemed shares held for seven days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market

10

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$128,151,591	$—	$—	$128,151,591
Real Estate Investment Trusts	6,336,716	—	—	6,336,716
Short-Term Investments	2,833,596	—	—	2,833,596
Total Investments	$137,321,903	$—	$—	$137,321,903

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements: The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Davidson Investment Advisors, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has determined that this guidance did not materially impact the Fund’s financial statements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President, Chief Investment Officer and Chief Operating Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

11

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2025, the Fund incurred $476,156 in advisory fees. Advisory fees payable at December 31, 2025 for the Fund were $70,700.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividend on securities sold short and extraordinary expenses, Rule 12b-1 fees, and other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2025, the Advisor reduced its fees and absorbed Fund expenses in the amount of $27,667. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

6/30/2026	6/30/2027	6/30/2028	12/31/2028	Total
$67,046	$156,089	$151,050	$27,667	$401,852

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended December 31, 2025, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Distributor has advised the Fund that it has received $12,524 in front-end sales charges resulting from sales of Class A shares. For the six months ended December 31, 2025, the Distributor paid commissions of $11,074 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. Additionally, DAD will receive all of the initial sales charges for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not

12

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
reimbursements for specific expenses incurred. For the six months ended December 31, 2025, the 12b-1 distribution fees incurred under the Plan by the Fund’s shares are disclosed in the statement of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended December 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,840,293 and $27,156,738 respectively. There were no purchases or sales of long-term U.S. Government securities.
For the six months ended December 31, 2025, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $4,457,312
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended December 31, 2025 and year ended June 30, 2025 was as follows:

	Six Months Ended December 31, 2025	Year Ended June 30, 2025
Ordinary income	$1,229,972	$518,481
Short-term capital gains	513,014	—
Long-term capital gains	8,170,452	1,771,428

As of June 30, 2025, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$79,713,407
Gross tax unrealized appreciation	69,073,774
Gross tax unrealized depreciation	(2,226,895)
Net tax unrealized appreciation(a)	66,846,879
Undistributed ordinary income	836,118
Undistributed Long-term Gains	3,988,354
Total distributable earnings	4,824,472
Total accumulated earnings/(losses)	$71,671,351

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales.
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the

13

DAVIDSON MULTI-CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk. Your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.
•
Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

•
Foreign and Emerging Market Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

•
ETF and Mutual Fund Risk. When the Fund invests in a mutual fund or ETF, it will bear additional expenses based on its pro rata share of the mutual fund’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning a mutual fund or ETF generally reflects the risks of owning the underlying securities the mutual fund or ETF holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Information Technology Sector Risk. The Fund may invest a significant portion of its assets in companies in the information technology sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

NOTE 9 – OFFICERS
Effective December 31, 2025, Joe D. Redwine resigned as Trustee.

14

DAVIDSON MULTI-CAP EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within ﬁnancial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) on behalf of the Davidson Multi-Cap Equity Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s

15

DAVIDSON MULTI-CAP EQUITY FUND
ADDITIONAL INFORMATION(Continued)
performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed the average of its Morningstar peer group for the one- and three-year periods and outperformed for the five- and ten-year periods, all periods ended June 30, 2025. The Board further noted that the Fund outperformed the average of its Cohort for the one-, three- five- and ten-year periods, all periods ended June 30, 2025. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board also noted that the Fund underperformed the similarly managed composite for the one, three-, five- and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort and the Advisor’s similarly managed separate accounts, if any, for other types of clients as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.90% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”). In comparison to the Cohort, the Board considered that the Fund’s contractual management fee was above the median and average of its Cohort. The Board noted that the Fund’s net expense ratio (less the 12b-1 fee) was above the median and average of its Cohort.
The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the client.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels for the Fund, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, including Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer – D.A. Davidson & Co. – in connection with the sale of Class A shares of the

16

DAVIDSON MULTI-CAP EQUITY FUND
ADDITIONAL INFORMATION(Continued)
Fund and soft dollar benefits. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	3/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	3/4/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	3/4/26

* Print the name and title of each signing officer under his or her signature.